Document and Entity Information	0 Months Ended
Jul. 25, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul 25, 2013
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jul 25, 2013
Document Effective Date	Jul 25, 2013
Prospectus Date	Jul 22, 2013

Semper MBS Total Return Fund
Semper MBS Total Return Fund
Investment Objectives
The Semper MBS Total Return Fund (the “Fund”) seeks to provide a high level of risk-adjusted current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Semper MBS Total Return Fund (USD $)	Institutional Class	Investor Class
SHAREHOLDER FEES (fees paid directly from your investment)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Semper MBS Total Return Fund		Institutional Class	Investor Class
Management Fees		0.45%	0.45%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses (includes Interest and Dividends on Securities Sold Short)	[1]	0.68%	0.68%
Interest and Dividends on Securities Sold Short		0.02%	0.02%
Total Annual Fund Operating Expenses		1.13%	1.38%
Fee Waiver and Expense Reimbursement		(0.36%)	(0.36%)
Net Annual Fund Operating Expenses	[2]	0.77%	1.02%
[1]	Other expenses, including interest and dividends on securities sold short, are based on estimated amounts for the current fiscal year.
[2]	Semper Capital Management, L.P. (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed 0.75% of average daily net assets for Institutional Class shares and 1.00% of average daily net assets for Investor Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least March 29, 2015, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Semper MBS Total Return Fund (USD $)	1 Year	3 Years
Institutional Class	79	323
Investor Class	104	401

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities (“MBS”).  MBS refers to a type of fixed income instrument that represents an interest in a pool of mortgages, including residential MBS (“RMBS”) and commercial MBS (“CMBS”), and includes securities issued by government sponsored entities (agency MBS).  MBS include fixed and variable rate securities with underlying fixed or variable rate mortgage loans and securities issued by private entities (non-agency MBS).  The weighted average maturity of the Fund’s MBS investments will generally range from between 1 and 10 years and the Fund may invest without limit in MBS that are rated below investment grade (i.e., “high yield” or “junk” ratings).  The Adviser considers securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor’s® Ratings Group (“S&P”) or Baa or higher by Moody’s Investors Service©, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality.  The Fund may also invest up to 50% of its total assets in Rule 144A securities, up to 50% of its total assets in when-issued securities, and up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

The Fund may sell securities short with respect to 100% of its total assets.  In general, the Adviser will sell securities short in conjunction with long positions with similar characteristics for the purposes of managing certain risks (primarily interest rate and/or yield spread risk) or for capturing differences in value between two securities, and not for forecasting the market’s direction.  In many instances, the Fund will utilize forward-settling sales of agency RMBS where the underlying pools of mortgage loans are To Be Announced (“TBA”) securities for these short selling activities.

The Fund may employ hedging strategies to manage interest rate, credit spread and other risks.  Accordingly, the Fund may invest without limit in options, futures and swaps (including interest rate swaps, credit default swaps, total return swaps, TBA securities and swaptions) and TBA securities.  The Fund may also utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process, subject to the limits of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Adviser selects the Fund’s investments based on quantitative analysis, including bottom-up, loan-level credit analysis and structural stress-testing, as well as top-down macro qualitative analysis, including outlook for the economy, interest rates and real estate fundamentals.  The Adviser will seek to sell/replace existing securities with new securities offering better relative value and performance expectations.  Separately, the Adviser will sell securities that have reached their price/valuation targets.  The Adviser may also sell securities as necessary to ensure that the Fund’s overall characteristics are in line with the Adviser’s current investment outlook.  The Fund’s annual portfolio turnover rate will generally be 100% or greater.

Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

•
Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Credit Risk. The issuers of the debt securities held by the Fund may not be able to make interest or principal payments.

•
Prepayment Risk. Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  Prepayment risk is a major risk of MBS.

•
Risks Associated with Mortgage-Backed Securities.  These risks include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain MBS may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  Interest rates may go up resulting in a decrease in the value of the MBS held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  MBS subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain MBS may make it more difficult to sell or buy a security at a favorable price or time.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some MBS and resulted in an increased risk associated with investments in these securities.

•
Residential Mortgage-Backed Securities Risks.  RMBS are subject to the risks generally associated with mortgage-backed securities.  RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages.  RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.  Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.  The risks associated with RMBS are greater for those in the Alt-A first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS.  Recently, delinquency and defaults on residential mortgages have increased and may continue to increase.

•
Commercial Mortgage-Backed Securities Risks.  CMBS are subject to the risks generally associated with mortgage-backed securities.  CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages.  CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.  CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions.  Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.

•
Privately Issued Mortgage-Related Securities Risk.  MBS issued or guaranteed by private issuers is also known as “non-agency MBS”.  Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit risk) than securities issued by U.S. Government issuers, as there are no direct or indirect governmental guarantees of payment.  The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by the Fund with respect to such payments.  The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

•
Sub-Prime Mortgage Risk.  The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due.  These risks are more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities.  Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•
Government-Sponsored Entities Risk.  The Fund invests in securities issued or guaranteed by government-sponsored entities, including Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”).  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Risks Associated with Real Estate and Regulatory Actions.  The securities that the Fund owns are dependent on real estate prices.  If real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns.  Any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

•	High Yield Risk. High yield debt obligations are speculative investments and entail greater risk of loss of principal than securities and loans that are investment grade rated.

•
Derivatives Risk. A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index, and includes options, futures and swaps.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

•
Leverage Risk.  Leverage is the practice of borrowing money to purchase securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•
Short Sales Risk.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered.  Instead, the seller agrees to accept any security that meets specified terms.  The principal risks of TBA transactions are increased interest rate risk and increased overall investment exposure.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.

•
Investment Company Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
When-Issued Securities Risk.  The risk that the price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Fund’s website at www.sempercap.com/mbs-total-return-mutual-fund or by calling the Fund toll-free at 1-855-736-7799 (855-SEM-PRXX).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Semper MBS Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Semper MBS Total Return Fund (the “Fund”) seeks to provide a high level of risk-adjusted current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses, including interest and dividends on securities sold short, are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities (“MBS”).  MBS refers to a type of fixed income instrument that represents an interest in a pool of mortgages, including residential MBS (“RMBS”) and commercial MBS (“CMBS”), and includes securities issued by government sponsored entities (agency MBS).  MBS include fixed and variable rate securities with underlying fixed or variable rate mortgage loans and securities issued by private entities (non-agency MBS).  The weighted average maturity of the Fund’s MBS investments will generally range from between 1 and 10 years and the Fund may invest without limit in MBS that are rated below investment grade (i.e., “high yield” or “junk” ratings).  The Adviser considers securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor’s® Ratings Group (“S&P”) or Baa or higher by Moody’s Investors Service©, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality.  The Fund may also invest up to 50% of its total assets in Rule 144A securities, up to 50% of its total assets in when-issued securities, and up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

The Fund may sell securities short with respect to 100% of its total assets.  In general, the Adviser will sell securities short in conjunction with long positions with similar characteristics for the purposes of managing certain risks (primarily interest rate and/or yield spread risk) or for capturing differences in value between two securities, and not for forecasting the market’s direction.  In many instances, the Fund will utilize forward-settling sales of agency RMBS where the underlying pools of mortgage loans are To Be Announced (“TBA”) securities for these short selling activities.

The Fund may employ hedging strategies to manage interest rate, credit spread and other risks.  Accordingly, the Fund may invest without limit in options, futures and swaps (including interest rate swaps, credit default swaps, total return swaps, TBA securities and swaptions) and TBA securities.  The Fund may also utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process, subject to the limits of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Adviser selects the Fund’s investments based on quantitative analysis, including bottom-up, loan-level credit analysis and structural stress-testing, as well as top-down macro qualitative analysis, including outlook for the economy, interest rates and real estate fundamentals.  The Adviser will seek to sell/replace existing securities with new securities offering better relative value and performance expectations.  Separately, the Adviser will sell securities that have reached their price/valuation targets.  The Adviser may also sell securities as necessary to ensure that the Fund’s overall characteristics are in line with the Adviser’s current investment outlook.  The Fund’s annual portfolio turnover rate will generally be 100% or greater.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your money on your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

•
Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Credit Risk. The issuers of the debt securities held by the Fund may not be able to make interest or principal payments.

•
Prepayment Risk. Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  Prepayment risk is a major risk of MBS.

•
Risks Associated with Mortgage-Backed Securities.  These risks include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain MBS may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  Interest rates may go up resulting in a decrease in the value of the MBS held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  MBS subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain MBS may make it more difficult to sell or buy a security at a favorable price or time.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some MBS and resulted in an increased risk associated with investments in these securities.

•
Residential Mortgage-Backed Securities Risks.  RMBS are subject to the risks generally associated with mortgage-backed securities.  RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages.  RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.  Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.  The risks associated with RMBS are greater for those in the Alt-A first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS.  Recently, delinquency and defaults on residential mortgages have increased and may continue to increase.

•
Commercial Mortgage-Backed Securities Risks.  CMBS are subject to the risks generally associated with mortgage-backed securities.  CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages.  CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.  CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions.  Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.

•
Privately Issued Mortgage-Related Securities Risk.  MBS issued or guaranteed by private issuers is also known as “non-agency MBS”.  Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit risk) than securities issued by U.S. Government issuers, as there are no direct or indirect governmental guarantees of payment.  The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by the Fund with respect to such payments.  The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

•
Sub-Prime Mortgage Risk.  The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due.  These risks are more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities.  Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•
Government-Sponsored Entities Risk.  The Fund invests in securities issued or guaranteed by government-sponsored entities, including Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”).  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Risks Associated with Real Estate and Regulatory Actions.  The securities that the Fund owns are dependent on real estate prices.  If real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns.  Any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

•	High Yield Risk. High yield debt obligations are speculative investments and entail greater risk of loss of principal than securities and loans that are investment grade rated.

•
Derivatives Risk. A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index, and includes options, futures and swaps.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

•
Leverage Risk.  Leverage is the practice of borrowing money to purchase securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•
Short Sales Risk.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered.  Instead, the seller agrees to accept any security that meets specified terms.  The principal risks of TBA transactions are increased interest rate risk and increased overall investment exposure.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.

•
Investment Company Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
When-Issued Securities Risk.  The risk that the price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your money on your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Fund’s website at www.sempercap.com/mbs-total-return-mutual-fund or by calling the Fund toll-free at 1-855-736-7799 (855-SEM-PRXX).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-736-7799
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sempercap.com/mbs-total-return-mutual-fund
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses (includes Interest and Dividends on Securities Sold Short)	rr_Component2OtherExpensesOverAssets	0.68%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.77%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	323
Investor Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses (includes Interest and Dividends on Securities Sold Short)	rr_Component2OtherExpensesOverAssets	0.68%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	401

[1]	Other expenses, including interest and dividends on securities sold short, are based on estimated amounts for the current fiscal year.
[2]	Semper Capital Management, L.P. (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed 0.75% of average daily net assets for Institutional Class shares and 1.00% of average daily net assets for Investor Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least March 29, 2015, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 22, 2013